Fair Value Measurements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Measurement Input, Discount Rate | Fair Value, Inputs, Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value inputs measurement discounted cash flow method	6.00%